Capital Structure - Summary of Authorized and Issued Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
		Nov. 29, 2024	Nov. 26, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2024	Dec. 31, 2023
Authorized share capital:
Number of ordinary shares							750,000,000	750,000,000
Number of preference shares							150,000,000	30,000,000
Ordinary Shares, authorized							$ 750	$ 750
Preference Shares, authorized							227	45
Total authorized share capital							$ 977	$ 795
Issued share capital:
Ordinary shares, issued							90,833,333	90,833,333
Ordinary shares, value	[1]						$ 91	$ 91
Total issued share capital							$ 123	$ 123
Ordinary shares, par value							$ 0.001	$ 0.001
Preference shares, par value							$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Issued share capital:
Preference shares, issued						11,000,000,000,000	11,000,000	11,000,000
Preference shares, value							$ 17	$ 17
Preferred Stock, Dividend Rate, Percentage		5.95%				5.95%	5.95%	5.95%
Preference shares, par value							$ 0.0015144558	$ 0.0015144558
Redemption price per share						$ 25	$ 25	$ 25
5.625% Preference Shares (AHL PRD)
Issued share capital:
Preference shares, issued					10,000,000		10,000,000	10,000,000
Preference shares, value							$ 15	$ 15
Preferred Stock, Dividend Rate, Percentage					5.625%		5.625%	5.625%
Preference shares, par value							$ 0.0015144558	$ 0.0015144558
Redemption price per share					$ 25		$ 25	$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Issued share capital:
Preference shares, issued				10,000,000			10,000,000	10,000,000
Preference shares, value							$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage				5.625%			5.625%	5.625%
Preference shares, par value							$ 0.0015144558	$ 0.0015144558
Redemption price per share				$ 25			$ 25,000	$ 25,000
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Issued share capital:
Preference shares, issued			9,000,000				9,000,000	0
Preference shares, value							$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage			7.00%				7.00%	7.00%
Preference shares, par value							$ 0.0015144558	$ 0.0015144558
Redemption price per share			$ 25				$ 25,000	$ 25,000

[1]	The results of the March 30, 2025 Ordinary Shares Exchange have been applied retroactively for all periods.